INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of income (loss) by tax jurisdictions

Income (loss) by tax jurisdictions:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from Mainland China operations	1,393,173	1,631,882	1,286,327
(Loss) Income from non-Mainland China operations	(65,483)	(84,700)	9,041
Income before income taxes and share of income from equity method investments	1,327,690	1,547,182	1,295,368

Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense:	177,720	207,567	210,472
Deferred income tax (benefit) expense:	(22,322)	40,049	28,428
Total income tax expense	155,398	247,616	238,900

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Accrued expenses	43,423	69,343
Property, plant and equipment	95	—
Unrealized exchange difference	4,191	—
Allowance for uncollectible receivables, contract assets, loans receivable and others	9,240	3,607
Net loss carryforward	20,295	25,668
Deferred income	—	255
Gross deferred tax assets	77,244	98,873
Valuation allowances	(16,070)	(26,468)
Deferred tax assets, net	61,174	72,405

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities Dividend withholding tax	40,115	70,450

Summary of changes in valuation allowance

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	(73,189)	(16,070)
Additions	(4,676)	(11,151)
Reversals	5	375
Disposal of subsidiaries	61,790	378
Balance at end of the year	(16,070)	(26,468)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	(0.71)%	0.00%	(1.33)%
Non-deductible expense	1.23%	2.09%	2.00%
Disposal of subsidiaries	—	(4.50)%	0.03%
Research and Development expense super deduction	(2.09)%	(4.13)%	(5.45)%
Effect of tax holiday *	(10.99)%	(7.05)%	(6.31)%
Different tax rate of entities operating in other jurisdiction	0.55%	0.03%	0.07%
Valuation allowance	0.32%	0.30%	0.83%
Withholding tax	—	5.34%	3.65%
True up	(1.68)%	(1.05)%	(0.05)%
Effective tax rate	11.63%	16.03%	18.44%

Summary of effect of tax holiday	The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	139,441	108,922	81,726
Income per share effect-basic and diluted	0.65	0.51	0.38

Summary of total unrecognized tax benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2023 and 2024 is as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	240,319	—
Increase related to current year tax positions	—	—
Release related to de-recognition of liabilities	(240,319)	—
Balance at end of the year	—	—